Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr June

Innovator Growth-100 Power Buffer ETF™ – June

Innovator International Developed Power Buffer ETF™ – June

Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator U.S. Small Cap Power Buffer ETF™ – June

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026, As Supplemented To Date

June 1, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The prior Outcome Period ended on May 31, 2026. Each Fund has commenced a new Outcome Period that began on June 1, 2026 and will end on May 31, 2027. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Equity Defined Protection ETF® – 1 Yr June	ZJUN	Gross: 8.06% Net: 7.27%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 8.06% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from June 1, 2026 to May 31, 2027.
Innovator Growth-100 Power Buffer ETF™ – June	NJUN	Gross: 18.41% Net: 17.62%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.41% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from June 1, 2026 to May 31, 2027.
Innovator International Developed Power Buffer ETF™ – June	IJUN	Gross: 15.75% Net: 14.90%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.75% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from June 1, 2026 to May 31, 2027.
Innovator U.S. Equity Buffer ETF™ – June	BJUN	Gross: 18.05% Net: 17.26%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.05% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from June 1, 2026 to May 31, 2027.
Innovator U.S. Equity Power Buffer ETF™ – June	PJUN	Gross: 13.79% Net: 13.00%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.79% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from June 1, 2026 to May 31, 2027.
Innovator U.S. Equity Ultra Buffer ETF™ – June	UJUN	Gross: 14.02% Net: 13.23%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.02% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from June 1, 2026 to May 31, 2027.
Innovator U.S. Small Cap Power Buffer ETF™ – June	KJUN	Gross: 19.49% Net: 18.70%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 19.49% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from June 1, 2026 to May 31, 2027.

* Takes into account the Fund’s unitary management fee.

In connection with onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new Outcome Period: June 1, 2026 through May 31, 2027.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference